Fair Value of Financial Instruments (Restated)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments (Restated)
24.
Fair value of financial instruments (restated)
a.
Fair value of financial instruments

IFRS defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

b.
Fair value of the Group's financial assets and financial liabilities measured at fair value on a recurring basis

Some of the Group's financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation technique(s) and inputs used).

Financial assets/ financial liabilities	2022	2023	Fair value hierarchy	Valuation technique(s) and key input(s)
Non-derivative financial assets at FVTOCI (Note 11)	1,236	3,968	Level 1	Quoted prices in an active market.
Non-derivative financial assets at FVTOCI (Note 11)	1,074,972	1,370,806	Level 2	Quoted prices in markets that are not active.
Non-derivative financial assets at FVTOCI (Note 11)	-	2,322	Level 3	DCF method with weighted average discount ratio 18.3%
Unlisted equity investments classified as financial assets at FVTOCI	34	34	Level 3	Adjusted net assets based on most recent published financial statements of unlisted companies with discount for marketability and liquidity. Discount ratios varies from 10% to 30%.
Derivative financial assets (Note 11)	30	642	Level 2

DCF method. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivative financial liabilities (Note 19)	147	1,165	Level 2

DCF method. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

As at 31 December 2022, the fair value of the investment securities in Level 2 includes short-term and long-term sovereign debt securities of KZT 669,785 million and KZT 218,985 million, respectively.

As at 31 December 2023, the fair value of the investment securities in Level 2 includes short-term and long-term sovereign debt securities of KZT 407,086 million and KZT 713,131 million, respectively. Those investment securities are by nature and for regulatory purposes treated as high quality liquid assets, but are classified as Level 2 due to insufficient trading on regulated market.

There were no transfers between Level 1 and Level 2 during the years ended 31 December 2022 and 2023.

The reconciliation of Level 3 fair value measurements of financial assets is presented as follows:

Fair value through other comprehensive income
	Unquoted debt securities	Total

1 January 2023	-	-
Total gains or losses:
- in profit or loss	-	-
- in other comprehensive income	-	-
Purchases	-	-
Issues	-	-
Disposals/settlements	-	-
Transfer into level 3	2,322	2,322
Transfers out of level 3	-	-

31 December 2023	2,322	2,322

Transfer into Level 3

As at 31 December 2023, the Group has transferred debt securities with a fair value of
KZT 2,322 million from level 2 to Level 3, as there were no recent observable arm’s length transactions on the market for more than 30 days, and in accordance with valuation technique, the fair value of these securities was categorized as Level 3.

Subsequent to the issuance of the Group’s 2022 consolidated financial statements, the Group's management determined that the previously issued financials contained misclassifications relating to the determination of whether the market in which the financial instruments were traded is considered active market or not. As a result, classification of fair value measurements of non-derivative financial assets at FVTOCI within the fair value hierarchy have been restated from the amounts previously reported under IFRS.

The impact of restatements is as follows:

Financial assets	Fair value hierarchy	2022 (as previously reported)	Adjustment	2022 (restated)
Non-derivative financial assets at FVTOCI (Note 11)	Level 1	838,260	(837,024)	1,236
Non-derivative financial assets at FVTOCI (Note 11)	Level 2	237,948	837,024	1,074,972

The adjustment of these misclassifications did not result in any changes to the Group’s Consolidated Statements of Financial Position, consolidated statements of profits and losses and other comprehensive loss, consolidated statements of cash flows, or basic and diluted earnings per share.

c.
Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis (but fair value disclosures are required).

Except as detailed in the following table, management of the Group considers that the carrying amount of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values.

	2022
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	25,668	25,234	Level 2
Loans to customers	3,154,810	3,192,581	Level 3
Due to banks	16,432	16,400	Level 2
Customer accounts	4,000,690	3,899,302	Level 2
Debt securities issued	140,378	133,825	Level 2
Subordinated debt	67,608	63,500	Level 2

	2023
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	30,683	30,048	Level 2
Loans to customers	4,235,957	4,230,722	Level 3
Due to banks	154	154	Level 2
Customer accounts	5,441,456	5,382,189	Level 2
Debt securities issued	99,468	96,666	Level 2
Subordinated debt	62,369	60,895	Level 2

Assets and liabilities for which fair value approximates carrying value

For financial assets and liabilities that have a short-term maturity (less than 3 months), it is assumed that the carrying amounts approximate to their fair value. This assumption is also applied to demand deposits and savings accounts without a maturity.

Due from banks

The estimated fair value of term due from banks is determined by discounting the contractual cash flows using interest rates currently offered for due from banks with similar terms.

Loans to customers

Loans to individual customers are made at fixed rates. The fair value of fixed rate loans has been estimated by reference to the market rates available at the reporting date for loans with similar maturity profile.

Due to banks

The estimated fair value of due to banks is determined by discounting the contractual cash flows using interest rates currently offered for due to banks with similar terms.

Customer accounts

The estimated fair value of term deposits is determined by discounting contractual cash flows using interest rates currently offered for deposits with similar terms. For current accounts which are non-interest bearing, the Group considers fair value to equal carrying value, which is equivalent to the amount payable on the balance sheet date.

Debt securities issued, subordinated debt

Debt securities issued and subordinated debt are valued using quoted prices.